Voya Russia Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 88.7%
	Communication Services: 11.5%
100,000 (1)	Mail.ru Group Ltd. GDR	$2,354,000	2.6
220,000	Mobile TeleSystems PJSC ADR	2,241,800	2.4
600,000	VEON Ltd. ADR	1,554,000	1.7
97,500 (1)	Yandex NV	4,368,975	4.8
		10,518,775	11.5

	Consumer Staples: 7.9%
15,000	Magnit OJSC	872,929	1.0
143,242	Magnit PJSC GDR	1,948,091	2.1
120,000	X5 Retail Group N.V. - FIVEL GDR	4,392,831	4.8
		7,213,851	7.9

	Energy: 25.8%
532,638	Gazprom Neft JSC	3,710,344	4.0
600,000	Gazprom PJSC	2,120,480	2.3
100,000	Lukoil PJSC ADR	10,213,000	11.1
7,655	Lukoil PJSC	782,567	0.9
30,000	Novatek PJSC GDR	5,400,000	5.9
80,000	Novatek PJSC	1,443,430	1.6
		23,669,821	25.8

	Financials: 15.8%
309,000	Halyk Savings Bank of Kazakhstan JSC GDR	4,497,963	4.9
1,050,000	Sberbank of Russia PJSC	4,137,484	4.5
368,000	Sberbank PAO ADR	5,866,656	6.4
		14,502,103	15.8

	Industrials: 2.7%
285,000	Globaltrans Investment PLC GDR	2,470,950	2.7

	Information Technology: 6.1%
10,000 (1)	EPAM Systems, Inc.	2,281,400	2.5
175,000	QIWI plc ADR	3,246,250	3.6
		5,527,650	6.1

	Materials: 12.8%
1,300,000	Alrosa AO	1,630,655	1.8
395,000	KAZ Minerals PLC	2,276,636	2.5
580,000 (1)	Kinross Gold Corp.	2,940,758	3.2
12,300	MMC Norilsk Nickel OJSC	3,987,578	4.3
28,000	MMC Norilsk Nickel PJSC ADR	903,280	1.0
		11,738,907	12.8

	Real Estate: 1.4%
560,000	Etalon Group PLC GDR	1,288,000	1.4

	Utilities: 4.7%
48,000,000	Inter RAO UES PJSC	4,330,304	4.7

	Total Common Stock (Cost $52,923,598)	81,260,361	88.7

PREFERRED STOCK: 9.7%
	Energy: 9.7%
2,800,000	Surgutneftegas	1,581,138	1.7
655,000	Tatneft	7,337,651	8.0

	Total Preferred Stock (Cost $4,563,745)	8,918,789	9.7

	Total Long-Term Investments (Cost $57,487,343)	90,179,150	98.4

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
598,513 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.490%
	(Cost $598,513)	598,513	0.7

	Total Short-Term Investments (Cost $598,513)	598,513	0.7

	Total Investments in Securities (Cost $58,085,856)	$90,777,663	99.1
	Assets in Excess of Other Liabilities	864,885	0.9
	Net Assets	$91,642,548	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of January 31, 2020.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$10,518,775	$–	$–	$10,518,775
Consumer Staples	1,948,091	5,265,760	–	7,213,851
Energy	15,613,000	8,056,821	–	23,669,821
Financials	5,866,656	8,635,447	–	14,502,103
Industrials	2,470,950	–	–	2,470,950
Information Technology	5,527,650	–	–	5,527,650
Materials	5,474,693	6,264,214	–	11,738,907
Real Estate	1,288,000	–	–	1,288,000
Utilities	–	4,330,304	–	4,330,304
Total Common Stock	48,707,815	32,552,546	–	81,260,361
Preferred Stock	–	8,918,789	–	8,918,789
Short-Term Investments	598,513	–	–	598,513
Total Investments, at fair value	$49,306,328	$41,471,335	$–	$90,777,663

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $58,380,443.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$34,873,602
Gross Unrealized Depreciation	(2,414,043)
Net Unrealized Appreciation	$32,459,559